Consolidated Statements of Shareholders' Equity ¥ in Thousands, shares in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Statutory reserves CNY (¥)	Accumulated other comprehensive income/(loss) CNY (¥)	Retained earnings CNY (¥)	Noncontrolling interests CNY (¥)	CNY (¥) shares	USD ($) shares
Balance at Dec. 31, 2018	¥ 2,620			¥ 1,214,578	¥ 17,050	¥ 43,997,388	¥ 794,209	¥ 46,025,845
Balance (in shares) at Dec. 31, 2018 | shares	3,199,018
Vesting of restricted share units	¥ 20	¥ (1,487)	¥ 1,467
Vesting of restricted share units (in shares) | shares	29,513		25
Share-based compensation		2,341,078					46,100	2,387,178
Appropriation to statutory reserves				11,129		(11,129)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						21,509,059	(77,933)	21,431,126
Repurchase of shares			¥ (1,467)					(1,467)
Repurchase of shares (in shares) | shares			(25)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(4,279)					(53)	(4,332)
Change of capital from noncontrolling interest shareholders		1,153,528					378,654	1,532,182
Conversion of Youdao or Cloud Music's preferred shares recognized as redeemable noncontrolling interests to ordinary shares		468,788					27,757	496,545
Dividends to shareholders						(8,840,634)		(8,840,634)
Foreign currency translation adjustment					(88,022)		(5,752)	(93,774)
Disposal of subsidiaries		(43,972)		(10,499)	(473)	10,499	(11,807)	(56,252)
Accretion of redeemable noncontrolling interests						(271,543)	(12,019)	(283,562)
Balance at Dec. 31, 2019	¥ 2,640	3,913,656		1,215,208	(71,445)	56,393,640	1,139,156	62,592,855
Balance (in shares) at Dec. 31, 2019 | shares	3,228,531
Vesting of restricted share units	¥ 15	(827,722)	¥ 827,707
Vesting of restricted share units (in shares) | shares	20,578		8,582
Issuance of shares in Hong Kong, net of issuance costs	¥ 139	21,883,804						21,883,943
Issuance of shares in Hong Kong, net of issuance costs (in shares) | shares	197,202
Share-based compensation		2,543,435					71,943	2,615,378
Appropriation to statutory reserves				13,240		(13,240)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						12,849,783	(519,548)	12,330,235
Repurchase of shares			¥ (11,273,814)					(11,273,814)
Repurchase of shares (in shares) | shares			(105,558)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(18,852)				(204,705)	(2,496)	(226,053)
Change of capital from noncontrolling interest shareholders		335,110					214,203	549,313
Dividends to shareholders						(4,280,465)		(4,280,465)
Foreign currency translation adjustment					(579,012)		(19,096)	(598,108)
Accretion of redeemable noncontrolling interests						(582,324)	(13,156)	(595,480)
Balance at Dec. 31, 2020	¥ 2,794	27,829,431	¥ (10,446,107)	1,228,448	(650,457)	64,162,689	871,006	¥ 82,997,804
Balance (in shares) at Dec. 31, 2020 | shares	3,446,311		(96,976)					3,349,335	3,349,335
Vesting of restricted share units		(2,714,220)	¥ 2,714,220
Vesting of restricted share units (in shares) | shares			25,335
Share-based compensation		2,354,851					601,183	¥ 2,956,034
Appropriation to statutory reserves				16,677		(16,677)
Net income attributable to NetEase, Inc. and noncontrolling interest shareholders						17,393,823	(389,857)	17,003,966
Repurchase of shares			¥ (12,770,301)					(12,770,301)
Repurchase of shares (in shares) | shares			(100,835)
Repurchase of noncontrolling interest and redeemable noncontrolling interests		(53,743)					1,514	(52,229)
Change of capital from noncontrolling interest shareholders		1,694,471					1,142,239	2,836,710
Conversion of Youdao or Cloud Music's preferred shares recognized as redeemable noncontrolling interests to ordinary shares		8,805,149					2,473,352	11,278,501
Dividends to shareholders						(3,508,379)		(3,508,379)
Dividends to noncontrolling interest shareholders							(731,250)	(731,250)
Foreign currency translation adjustment					(177,608)		(5,582)	(183,190)
Accretion of redeemable noncontrolling interests						(536,981)	(12,047)	(549,028)
Balance at Dec. 31, 2021	¥ 2,794	¥ 37,915,939	¥ (20,502,188)	¥ 1,245,125	¥ (828,065)	¥ 77,494,475	¥ 3,950,558	¥ 99,278,638	$ 15,578,985
Balance (in shares) at Dec. 31, 2021 | shares	3,446,311		(172,476)					3,273,835	3,273,835